Shareholders’ Equity - Ordinary Shares (Details)	Jun. 26, 2018 USD ($)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares
Class of Stock
Authorized grant, life	5 years
Ordinary shares
Class of Stock
Maximum nominal shares authorized for grant | $	$ 8,400
Common stock, shares, issued (shares)		90,907,830	90,907,830	52,346,231	52,346,231
Common stock, par value (usd/gbp per share) | $ / shares		$ 0.000042		$ 0.000042
Deferred Shares
Class of Stock
Common stock, shares, issued (shares)		34,425	34,425	34,425	34,425
Common stock, par value (usd/gbp per share) | £ / shares			£ 0.00001		£ 0.00001
Deferred B shares
Class of Stock
Common stock, shares, issued (shares)		88,893,548	88,893,548
Common stock, par value (usd/gbp per share) | £ / shares			£ 0.00099		£ 0.00099
Deferred C shares
Class of Stock
Common stock, shares, issued (shares)		1	1	1	1
Common stock, par value (usd/gbp per share) | £ / shares			£ 0.000008		£ 0.000008